Property, furniture and equipment, net - Summary of amortization schedule of lease liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 90,513	S/ 112,581	S/ 234,946
2023
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		38,095
2024
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	2,709	27,497
2025
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	31,956	18,571
2026
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	20,801	15,698
2027 onwards
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 35,047	S/ 12,720